Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal benefit			2.00%	(28.00%)
Other permanent differences			6.00%	2.00%
GILTI Inclusion			6	5
FDII			(4.00%)	(1.00%)
RTP				(1.00%)
Foreign jurisdiction income tax holiday			(11.00%)	(11.00%)
Foreign tax credit			(3.00%)	(2.00%)
Foreign tax rate differential			3.00%
Deferred True-Up				(1.00%)
FIN48			4.00%
Other adjustments			(2.00%)	1.00%
Effective tax rate	3.70%	17.10%	22.00%	(15.00%)